Financing Receivables and Allowance for Doubtful Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	¥ 12,814	¥ 14,784
Charge-offs	(2,455)	(1,397)
Recoveries	(51)	(7)
Provision	869	(454)
Translation adjustments	337	(112)
Ending balance	11,514	12,814
Allowance for doubtful receivables, Individually evaluated	3,373	4,792
Allowance for doubtful receivables, Collectively evaluated	8,141	8,022
Financing receivables, Individually evaluated	52,823	70,807
Financing receivables, Collectively evaluated	716,539	674,584
Total : Financing receivables	769,362	745,391
Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	8,472	10,527
Charge-offs	(1,825)	(1,288)
Recoveries	(51)	(7)
Provision	1,794	(655)
Translation adjustments	337	(105)
Ending balance	8,727	8,472
Allowance for doubtful receivables, Individually evaluated	2,247	2,069
Allowance for doubtful receivables, Collectively evaluated	6,480	6,403
Financing receivables, Individually evaluated	48,352	64,622
Financing receivables, Collectively evaluated	573,215	548,209
Total : Financing receivables	621,567	612,831
Installment Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,747	1,772
Charge-offs	(61)	(31)
Provision	(164)	6
Ending balance	1,522	1,747
Allowance for doubtful receivables, Individually evaluated	457	662
Allowance for doubtful receivables, Collectively evaluated	1,065	1,085
Financing receivables, Individually evaluated	592	927
Financing receivables, Collectively evaluated	90,587	84,181
Total : Financing receivables	91,179	85,108
Installment Receivables And Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,595	2,485
Charge-offs	(569)	(78)
Provision	(761)	195
Translation adjustments		(7)
Ending balance	1,265	2,595
Allowance for doubtful receivables, Individually evaluated	669	2,061
Allowance for doubtful receivables, Collectively evaluated	596	534
Financing receivables, Individually evaluated	3,879	5,258
Financing receivables, Collectively evaluated	52,737	42,194
Total : Financing receivables	¥ 56,616	¥ 47,452